General and administrative expenses	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
General and administrative expenses

4. General and administrative expenses

	2022	2021	2020
	€	€	€
Personnel expenses (Note 5)	(13,484,996)	(7,033,913)	(1,490,674)
Consulting fees	(898,435)	(757,233)	(1,042,195)
Professional fees	(3,972,771)	(2,868,684)	(943,322)
Accounting, tax and auditing fees	(1,652,995)	(1,306,714)	(1,275,842)
Insurance, facilities and office expenses	(6,443,709)	(5,648,763)	(551,223)
Travel expenses	(1,105,961)	(143,582)	(26,773)
Other expenses	(1,780,167)	(590,571)	(168,462)
	(29,339,034)	(18,349,460)	(5,498,491)

In 2022 and 2021, the Group entered into a number of lease arrangements, which were assessed to be short-term leases (with a lease term of 12 months equaling its non-cancellable period).

Depreciation expenses of €38,920 (2021:€77,370; 2020:€7,401) related to property, plant and equipment and short-term leases is included in other expenses.